Non-Controlling Interest in Consolidated Subsidiaries - Summary of Non-Controlling Interest's Accumulated Other Comprehensive Income (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)		Dec. 31, 2019 USD ($) [1]	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($) [2]	Dec. 31, 2019 USD ($)	[1]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Remeasurements of the net defined benefits liability	$ (1,090)		$ (58)	$ 551	$ (7)
Valuation of the effective portion of derivative financial instruments	(980)		$ (52)	(592)	$ (439)
Accumulated other comprehensive income	685	[3]		9,053		$ 36
Non-controlling interest [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Exchange differences on translation foreign operation	(699)			3,134
Remeasurements of the net defined benefits liability	(390)			(119)
Valuation of the effective portion of derivative financial instruments	(611)			(163)
Accumulated other comprehensive income	$ (1,700)			$ 2,852

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	Revised to reflect the discontinued operations of Coca-Cola FEMSA Philippines – See Note 4.2.1
[3]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1